Condensed Financial Information (Parent Company) (Subsequent Events - Narrative) (Details) - Parent Company - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 16,994	$ 15,317
Capital contributions to subsidiaries		(667)	(1,262)	$ (748)
Advances to Affiliate		$ 1,200	$ 1,709
Metlife Reinsurance Company of Vermont | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	$ (50)
MetLife Reinsurance Company of Delaware | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	(45)
MetLife Reinsurance Company Of South Carolina | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	(25)
MetLife Insurance Company USA | Subsequent Event
Condensed Financial Statements, Captions [Line Items]
Capital contributions to subsidiaries	$ (1,500)